Consolidated statement of comprehensive income - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2023		Jun. 30, 2022
Statement of comprehensive income [abstract]
Profit for the period	[1],[2]	£ 2,203		£ 179
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
Debt instruments at fair value though other comprehensive income	[3]	125		(1,516)
– fair value gains/(losses)	[3]	174		(2,071)
– fair value (gains)/losses transferred to the income statement on disposal	[3]	(4)		1
– expected credit losses recognised in income statement	[3]	0		5
– income taxes	[3]	(45)		549
Cash flow hedges		(257)	[2]	(433)	[3]
– fair value (losses)/gains	[3]	(458)		(614)
– fair value losses/(gains) reclassified to the income statement	[3]	102		26
– income taxes	[3]	99		155
Finance (expenses)/income from insurance contracts	[2]	(84)		1,054
– before income taxes	[3]	(113)		1,421
– income taxes	[3]	(29)		367
Exchange differences and other	[3]	(419)		354
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit asset/liability	[3]	(1)		64
– before income taxes	[3]	(21)		83
– income taxes	[3]	20		(19)
Equity instruments designated at fair value through other comprehensive income		0	[3]	1	[2]
– fair value gains	[3]	0		1
– income taxes	[3]	0		0
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	[4]	(90)	[2]	365	[3]
– before income taxes	[3]	(123)		508
– income taxes	[3]	33		(143)
Other comprehensive expense for the period, net of tax		(726)	[2]	(111)	[3]
Total comprehensive income for the period		1,477	[3]	68	[2]
Attributable to:
– the parent company	[3]	1,471		67
– non-controlling interests	[3]	£ 6		£ 1

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts‘, which replaced IFRS 4 ‘Insurance Contracts‘. Comparative data have been restated accordingly.
[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[3]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[4]	The cumulative amount of change in fair value attributable to changes in own credit risk of financial liabilities designated at fair value was a gain of £166m (H1 2022 :was a gain of £320m and H2 2022: loss of £28m).